Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	¥ 2,343	¥ 1,824
Prepayments, Deposits and Other Assets	48	54
Accounts Payable	702	667
Other Payables and Accruals	117	491
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	52	21
Prepayments, Deposits and Other Assets	139	121
Accounts Payable	234	269
Other Payables and Accruals	¥ 1	¥ 2